PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
PROPERTY, PLANT AND EQUIPMENT	20. PROPERTY, PLANT AND EQUIPMENT

						Group
	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total(1)
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2024	918	877	67	635	263	2,760
Additions	35	47	—	304	21	407
Disposals	(20)	(41)	(60)	(223)	(14)	(358)
Other	8	9	—	—	—	17
At 31 December 2024	941	892	7	716	270	2,826
Accumulated depreciation:
At 1 January 2024	226	653	67	147	173	1,266
Charge for the year	21	60	—	75	18	174
Impairment during the year	(5)	(3)	—	—	—	(8)
Disposals	(11)	(33)	(60)	(80)	—	(184)
Other	7	8	—	—	—	15
At 31 December 2024	238	685	7	142	191	1,263
Carrying amount	703	207	—	574	79	1,563

Cost:
At 1 January 2023	889	823	72	722	267	2,773
Additions	87	83	—	85	31	286
Reclassification from assets held for sale	8	—	—	—	—	8
Disposals	(66)	(29)	(5)	(172)	(35)	(307)
At 31 December 2023	918	877	67	635	263	2,760
Accumulated depreciation:
At 1 January 2023	270	618	72	145	155	1,260
Charge for the year	17	62	—	64	30	173
Impairment during the year	—	—	—	—	(11)	(11)
Disposals	(61)	(27)	(5)	(62)	(1)	(156)
At 31 December 2023	226	653	67	147	173	1,266
Carrying amount	692	224	—	488	90	1,494
(1)Property, plant and equipment includes investment properties of £16m (2023: £17m).
In 2023, right-of-use assets were impaired as part of our transformation. The impairment relates to leasehold properties within the scope of our branch network restructuring programme and head office sites which are either closing or consolidating.